Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Fair value of stock options granted to employees estimated using weighted-average assumptions
The fair value of the Company’s stock options granted to employees for the years ended June 30, 2013, 2012 and 2011 was estimated using the following weighted-average assumptions:

	2013	2012	2011
Expected life (years)	4	4	4
Risk-free interest rate	0.5%	1.2%	1.3%
Expected volatility	78%	82%	87%
Dividend yield	0%	0%	0%